Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.3%
Communication Services - 15.5%
455,910	Comcast Corp.	15,674,186
317,137	Omnicom Group, Inc.	17,410,822
441,380	Verizon Communications, Inc.	23,715,347
		56,800,355
Consumer Discretionary - 4.9%
8,610	AutoZone, Inc.*	7,284,060
570,704	Harley-Davidson, Inc.	10,803,427
		18,087,487
Consumer Staples - 12.9%
285,820	Campbell Soup Co.	13,193,451
307,146	Kellogg Co.	18,425,689
123,360	Kimberly-Clark Corp.	15,774,043
		47,393,183
Financials - 14.2%
142,230	American Express Co.	12,176,310
147,830	Ameriprise Financial, Inc.	15,149,618
34,880	BlackRock, Inc.	15,346,154
67,370	JPMorgan Chase & Co.	6,065,321
113,040	Wells Fargo & Co.	3,244,248
		51,981,651
Health Care - 14.2%
253,391	AmerisourceBergen Corp.	22,425,104
114,220	Amgen, Inc.	23,155,820
87,290	Merck & Co., Inc.	6,716,093
		52,297,017
Industrials - 15.7%
117,620	Cummins, Inc.	15,916,338
220,069	Flowserve Corp.	5,257,448
629,709	Ingersoll Rand, Inc.*	15,616,783
123,590	Parker-Hannifin Corp.	16,033,332
56,790	Trane Technologies PLC	4,690,286
		57,514,187
Information Technology - 17.3%
333,187	Amdocs, Ltd.	18,315,289
76,250	KLA Corp.	10,960,175
728,300	NortonLifeLock, Inc.	13,626,493
424,180	Oracle Corp.	20,500,620
		63,402,577
Materials - 1.6%
121,040	LyondellBasell Industries NV	6,007,215
Total Common Stocks (Cost $399,538,320)		353,483,672

Short-Term Investments - 3.9%
Money Market Funds - 3.9%
14,503,303	First American Government Obligations Fund - Class Z, 0.39%#	14,503,303
Total Short-Term Investments (Cost $14,503,303)		14,503,303
Total Investments - 100.2% (Cost $414,041,623)		367,986,975
Liabilities in Excess of Other Assets - (0.2)%		(656,754)
NET ASSETS - 100.0%		$367,330,221

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.